Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal				$ 337,016
State and local				29,344
Utilization of net operating loss carryforward				(346,783)
Current (benefit) provision				19,577
Federal			$ (4,337,272)	202,531
State and local			(463,060)	34,178
Deferred (benefit) provision		$ (754,249)	(4,800,332)	236,709
Change in valuation allowance			5,567,665	(781,077)
Deferred Tax Asset Net Durational			767,333	(544,368)
Income tax provision (benefit)		$ (752,400)	$ 767,333	$ (524,791)